United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  03/31/2012

Date of Reporting Period:  Quarter ended 06/30/2011

Item 1.                      Schedule of Investments

Federated Real Return Bond Fund

Portfolio of Investments

June 30, 2011 (unaudited)

Shares			Value
		MUTUAL FUNDS – 98.5%[1]
5,753,017		Federated Inflation-Protected Securities Core Fund	62,995,538
763,837	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12%	763,837
817,884		High Yield Bond Portfolio	5,365,319
		TOTAL INVESTMENTS — 98.5% (IDENTIFIED COST $66,916,690)[3]	69,124,694
		OTHER ASSETS AND LIABILITIES - NET — 1.5%[4]	1,026,585
		TOTAL NET ASSETS — 100%	$70,151,279
1	Affiliated holdings.
2	7-Day net yield.
3	At June 30, 2011, the cost of investments for federal tax purposes was $66,916,690. The net unrealized appreciation of investments for federal tax purposes was $2,208,004. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,208,004.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value. Federated Inflation-Protected Securities Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.

1

Federated Floating Rate Strategic Income Fund

Portfolio of Investments

June 30, 2011 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 4.2%
		Federal Home Loan Mortgage Corporation ARM – 1.3%
$537,967		FHLMC ARM 781523, 2.479%, 5/01/2034	563,318
		Federal National Mortgage Association ARM – 2.9%
248,042		FNMA ARM 745059, 2.368%, 9/01/2035	257,095
192,619		FNMA ARM 810320, 2.618%, 4/01/2034	202,565
464,691		FNMA ARM 745551, 2.491%, 2/01/2036	484,426
334,589		FNMA ARM 881959, 2.335%, 2/01/2036	349,455
		TOTAL	1,293,541
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,855,619)	1,856,859
		Corporate Bonds – 10.3%
		Automotive – 0.5%
150,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	153,000
50,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	51,625
		TOTAL	204,625
		Consumer Products – 0.6%
250,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	251,875
		Financial Institutions – 0.8%
200,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.50%, 2/11/2014	200,500
150,000	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/4/2015	150,562
		TOTAL	351,062
		Food & Beverage – 1.0%
250,000	[1,2]	Aramark Corp., 8.625%, 5/1/2016	255,625
100,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.773%, 2/1/2015	97,750
100,000	[1,2]	Michael Foods, Inc., Sr. Note, Series 144A, 9.75%, 7/15/2018	107,500
		TOTAL	460,875
		Gaming – 1.0%
400,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	411,000
50,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	51,750
		TOTAL	462,750
		Health Care – 3.0%
150,000		HCA, Inc., Sr. Unsecd. Note, 5.75%, 3/15/2014	152,812
400,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.778%, 6/1/2015	386,000
200,000	[1,2]	Universal Hospital Services, Inc., Sr. Secd. Note, Series 144A, 8.50%, 6/1/2015	207,000
400,000		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	420,000
200,000		Ventas Realty LP, Company Guarantee, 3.125%, 11/30/2015	198,145
		TOTAL	1,363,957
		Industrial - Other – 0.4%
200,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	197,250
		Lodging – 0.8%
350,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	360,500
		Media - Non-Cable – 0.8%
150,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	159,375
200,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	199,000
		TOTAL	358,375
1

Principal Amount or Shares			Value
		Paper – 0.1%
$50,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	50,500
		Restaurants – 0.2%
100,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.747%, 3/15/2014	94,000
		Retailers – 0.6%
200,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	207,000
50,000	[1,2]	YCC Holdings LLC, Sr. Note, Series 144A, 10.25%, 2/15/2016	50,375
		TOTAL	257,375
		Technology – 0.5%
213,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	224,449
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,639,036)	4,637,593
		MUTUAL FUNDS – 84.2%[3]
3,037,077		Federated Bank Loan Core Fund	30,644,102
568,173	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12%	568,173
647,671		Federated Project and Trade Finance Core Fund	6,496,143
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $37,850,308)	37,708,418
		TOTAL INVESTMENTS — 98.7% (IDENTIFIED COST $44,344,963)[5]	44,202,870
		OTHER ASSETS AND LIABILITIES - NET — 1.3%[6]	584,510
		TOTAL NET ASSETS — 100%	$44,787,380
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2011, these restricted securities amounted to $1,627,187, which represented 3.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2011, these liquid restricted securities amounted to $1,627,187, which represented 3.6% of total net assets.
3	Affiliated holdings.
4	7-Day net yield.
5	At June 30, 2011, the cost of investments for federal tax purposes was $44,348,424. The net unrealized depreciation of investments for federal tax purposes was $145,554. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $71,263 and net unrealized depreciation from investments for those securities having an excess of cost over value of $216,817.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

2

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$1,856,859	$ —	$1,856,859
Corporate Bonds	—	4,637,593	—	4,637,593
Mutual Funds	31,212,275	6,496,143	—	37,708,418
TOTAL SECURITIES	$31,212,275	$12,990,595	$ —	$44,202,870
*	Federated Bank Loan Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
3

Federated Fund for U.S. Government Securities

Portfolio of Investments

June 30, 2011 (unaudited)

Principal Amount			Value
		Mortgage-Backed Securities – 88.6%
		Federal Home Loan Mortgage Corporation – 49.3%
$41,610,520	[1]	4.000%, 7/1/2026 - 12/1/2040	42,874,102
123,185,856	[1]	4.500%, 6/1/2019 - 7/1/2041	128,249,931
74,458,150		5.000%, 2/1/2019 - 10/1/2039	79,424,531
59,916,177		5.500%, 3/1/2021 - 10/1/2037	64,976,914
251,305		6.000%, 10/1/2017 - 2/1/2032	277,551
3,981,470		6.500%, 10/1/2037 - 10/1/2038	4,473,659
593,708		7.000%, 12/1/2031	676,615
1,055,405		7.500%, 9/1/2013 - 8/1/2031	1,205,741
113,449		8.000%, 12/1/2029	129,973
1		12.500%, 10/1/2012	1
		TOTAL	322,289,018
		Federal National Mortgage Association – 35.7%
36,799,607	[1]	4.500%, 12/1/2019 - 7/1/2041	38,135,443
86,097,583		5.000%, 6/1/2023 - 1/1/2040	91,838,269
30,424,328		5.500%, 12/1/2013 - 9/1/2037	33,032,980
50,090,459		6.000%, 10/1/2028 - 4/1/2038	55,350,910
12,229,186		6.500%, 6/1/2029 - 8/1/2037	13,827,592
1,268,626		7.000%, 8/1/2028 - 1/1/2032	1,440,386
157,539		7.500%, 1/1/2030 - 10/1/2031	181,482
2,694		11.750%, 10/1/2015	3,126
804		12.750%, 8/1/2014	877
396		13.000%, 8/1/2015	467
1,016		15.000%, 10/1/2012	1,064
		TOTAL	233,812,596
		Government National Mortgage Association – 3.6%
14,045,200		5.000%, 11/20/2038 - 9/20/2039	15,255,437
3,560,948		5.500%, 12/20/2038	3,913,897
2,716,340		6.000%, 9/20/2038	3,004,726
1,199,973		7.500%, 12/15/2023 - 7/15/2030	1,379,231
133,169		8.250%, 5/15/2030 - 10/15/2030	154,164
73,140		8.375%, 8/15/2030	83,655
248		11.250%, 9/20/2015	287
		TOTAL	23,791,397
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $544,041,569)	579,893,011
		Collateralized Mortgage Obligations – 8.3%
		Federal Home Loan Mortgage Corporation – 2.3%
3,036,096	[2]	0.497%, 6/15/2036, REMIC 3175 FE	3,020,362
6,294,782	[2]	0.517%, 5/15/2036, REMIC 3160 FD	6,267,405
4,320,307	[2]	0.567%, 7/15/2036, REMIC 3179 FP	4,308,231
1,477,204	[2]	0.587%, 8/15/2036, REMIC 3206 FE	1,473,425
		TOTAL	15,069,423
		Federal National Mortgage Association – 1.8%
1,053,255	[2]	0.436%, 10/25/2031, REMIC 2005-63 FC	1,043,294
4,456,785	[2]	0.486%, 7/25/2036, REMIC 2006-58 FP	4,436,967
2,033,019	[2]	0.536%, 9/25/2036, REMIC 2006-81 FB	2,027,055

Principal Amount			Value
$2,062,822	[2]	0.566%, 10/25/2036, REMIC 2006-93 FM	2,055,642
2,167,020	[2]	0.586%, 6/25/2036, REMIC 2006-43 FL	2,162,086
		TOTAL	11,725,044
		Non-Agency Mortgage – 4.2%
4,595,321		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	4,212,897
1,761,384		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,526,677
2,466,365		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	2,388,493
5,012,111	[2]	Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.386%, 5/19/2047	2,780,375
3,889,493		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	3,624,033
309	[3,5]	Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	220
442,206	[3,5]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	366,987
5,628,223	[3,5]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	151,962
1,713,760		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	1,741,676
4,378,052		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	4,418,855
3,126,517	[3,5]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	345,793
4,789,728		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	4,382,951
2,918,049	[2]	Washington Mutual 2006-AR1, Class 2A1B, 1.348%, 1/25/2046	1,902,234
		TOTAL	27,843,153
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $59,388,665)	54,637,620
		Commercial Mortgage-Backed Securities – 5.5%
		Commercial Mortgage – 3.5%
5,253,928	[3,4]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/3/2015	5,397,681
5,927,221		GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	6,116,881
5,384,544	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,567,678
5,392,560	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	5,363,654
		TOTAL	22,445,894
		Federal Home Loan Mortgage Corporation – 2.0%
7,000,000		Federal Home Loan Mortgage Corp., Class A2, 3.292%, 3/15/2044	7,036,483
6,200,000		Federal Home Loan Mortgage Corp., Class A2, 3.386%, 6/1/2016	6,207,501
		TOTAL	13,243,984
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $35,614,458)	35,689,878
		Repurchase Agreements – 11.1%
15,186,000	[2]	Interest in $5,180,000,000 joint repurchase agreement 0.05%, dated 6/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,180,007,194 on 7/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,285,257,156.	15,186,000
23,934,000	[2,6]	Interest in $1,500,000,000 joint repurchase agreement 0.10%, dated 6/13/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,129,167 on 7/14/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $1,536,627,308.	23,934,000
33,492,000	[2,6]	Interest in $227,765,000 joint repurchase agreement 0.10%, dated 6/16/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $227,785,878 on 7/19/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2041 and the market value of those underlying securities was $233,255,903.	33,492,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	72,612,000
		TOTAL INVESTMENTS — 113.5% (IDENTIFIED COST $711,656,692)[7]	742,832,509
		OTHER ASSETS AND LIABILITIES - NET — (13.5)%[8]	(88,436,696)
		TOTAL NET ASSETS — 100%	$654,395,813

1	All or a portion of these To Be Announced Securities are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2011, these restricted securities amounted to $17,193,975, which represented 2.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2011, these liquid restricted securities amounted to $16,329,013, which represented 2.5% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at June 30, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$208	$220
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$361,934	$366,987
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	4/20/1999 - 5/25/1999	$183,312	$151,962
Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$777,908	$345,793
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At June 30, 2011, the cost of investments for federal tax purposes was $711,656,692. The net unrealized appreciation of investments for federal tax purposes was $31,175,817. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,185,115 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,009,298.
8	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2011.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$ —	$579,893,011	$ —	$579,893,011
Collateralized Mortgage Obligations	—	53,772,658	864,962	54,637,620
Commercial Mortgage-Backed Securities	—	35,689,878	—	35,689,878
Repurchase Agreements	—	72,612,000	—	72,612,000
TOTAL SECURITIES	$ —	$741,967,547	$864,962	$742,832,509

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of April 1, 2011	$918,661
Realized gain	4,640
Change in unrealized appreciation/depreciation	4,584
Purchases	28,885
(Sales)	(91,808)
Balance as of June 30, 2011	$864,962
The total change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2011.	$4,584

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	August 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	August 23, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	August 23, 2011